Vanguard® Global Wellington Fund
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (64.9%)
Austria (0.9%)
Erste Group Bank AG	501,787	20,293
Finland (0.8%)
Nokia OYJ	5,140,412	18,029
France (5.2%)
TotalEnergies SE	522,463	35,611
Engie SA	1,231,904	21,377
Arkema SA	209,964	21,365
Schneider Electric SE	94,872	17,462
BNP Paribas SA	219,351	13,790
Vinci SA	57,346	7,016
		116,621
Germany (0.6%)
Daimler Truck Holding AG	387,339	12,579
Hong Kong (0.9%)
AIA Group Ltd.	2,444,400	21,015
Japan (6.4%)
Tokio Marine Holdings Inc.	909,291	22,516
Isuzu Motors Ltd.	1,628,814	21,623
Nippon Telegraph & Telephone Corp.	17,599,500	20,596
Mitsubishi UFJ Financial Group Inc.	2,355,522	20,071
Mitsubishi Estate Co. Ltd.	1,122,200	15,170
Honda Motor Co. Ltd.	1,215,400	12,432
BIPROGY Inc.	340,900	9,840
Marui Group Co. Ltd.	594,965	9,516
Resona Holdings Inc.	1,386,600	7,223
Astellas Pharma Inc.	432,300	5,269
		144,256
Netherlands (0.7%)
Shell plc	450,276	14,555
South Korea (1.0%)
Samsung Electronics Co. Ltd.	410,372	23,140
Spain (0.5%)
CaixaBank SA	1,750,783	7,886
Iberdrola SA	333,763	4,125
		12,011
Sweden (1.3%)
Autoliv Inc.	234,271	24,275

		Shares	Market Value ($000)
	Alfa Laval AB	145,948	5,445
			29,720
Switzerland (2.9%)
	Novartis AG (Registered)	323,744	31,600
	Nestle SA (Registered)	191,318	21,770
	Zurich Insurance Group AG	21,605	10,824
*	Sandoz Group AG	58,615	1,674
			65,868
Taiwan (0.7%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	916,175	16,759
United Kingdom (4.5%)
	AstraZeneca plc ADR	498,236	32,181
	Unilever plc	432,437	20,630
	BAE Systems plc	1,333,709	17,695
	Rotork plc	3,079,859	12,029
	WPP plc	1,311,544	11,723
	Derwent London plc	267,984	7,144
			101,402
United States (38.5%)
	Microsoft Corp.	131,817	49,947
	Chubb Ltd.	165,463	37,962
	Johnson & Johnson	216,601	33,500
	Cisco Systems Inc.	595,778	28,824
	UnitedHealth Group Inc.	51,136	28,277
	Accenture plc Class A	83,882	27,944
	Northrop Grumman Corp.	57,997	27,558
	JPMorgan Chase & Co.	169,056	26,386
	United Parcel Service Inc. Class B	170,143	25,795
	Duke Energy Corp.	277,532	25,611
	Colgate-Palmolive Co.	312,430	24,610
*	Alphabet Inc. Class A	184,803	24,492
	American Express Co.	142,546	24,343
	Merck & Co. Inc.	234,458	24,027
	Home Depot Inc.	75,490	23,665
	Exelon Corp.	607,750	23,404
	Texas Instruments Inc.	152,830	23,339
	BlackRock Inc.	29,065	21,834
	Medtronic plc	258,439	20,486
	American Tower Corp.	94,877	19,808
	Intel Corp.	433,075	19,358
	General Dynamics Corp.	78,024	19,270
	Pfizer Inc.	594,667	18,120
	PNC Financial Services Group Inc.	134,808	18,059
	Gilead Sciences Inc.	234,620	17,972
	Sempra	244,756	17,835
	Bank of America Corp.	577,011	17,593
	Coterra Energy Inc.	646,153	16,962
	Deere & Co.	46,002	16,764
	Union Pacific Corp.	70,417	15,863
	LyondellBasell Industries NV Class A	154,789	14,720
	Marsh & McLennan Cos. Inc.	73,031	14,564
*	Walt Disney Co.	155,677	14,430
	Visa Inc. Class A	52,854	13,567
	General Motors Co.	425,046	13,431
	Diamondback Energy Inc.	82,847	12,792
	Kenvue Inc.	535,781	10,951

				Shares	Market Value ($000)
	Mondelez International Inc. Class A			149,988	10,658
	Honeywell International Inc.			49,025	9,605
	TJX Cos. Inc.			106,839	9,414
	PepsiCo Inc.			42,119	7,088
	Eli Lilly & Co.			11,600	6,856
	KLA Corp.			7,478	4,073
	Linde plc			8,390	3,478
	Caterpillar Inc.			13,812	3,463
					868,698
Total Common Stocks (Cost $1,189,765)					1,464,946
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (4.3%)
[1,2]	Fannie Mae REMICS	2.000%	9/25/40	14	14
[1,2]	Fannie Mae REMICS	2.500%	5/25/45	190	172
[1,2]	Fannie Mae REMICS	3.000%	3/25/45–2/25/49	1,712	1,487
[1,2]	Fannie Mae REMICS	3.500%	6/25/44	70	66
[1,2]	Freddie Mac REMICS	1.750%	9/15/42	467	421
[1,2]	Freddie Mac REMICS	2.000%	7/25/50	1,126	937
[1,2]	Freddie Mac REMICS	4.000%	12/15/39–9/15/41	1,135	1,053
[1]	Ginnie Mae II Pool	2.000%	12/20/50–2/20/51	1,250	1,012
[1]	Ginnie Mae II Pool	2.500%	3/20/51–12/20/52	1,975	1,651
[1]	Ginnie Mae II Pool	3.000%	11/20/49–3/20/52	2,222	1,927
[1]	Ginnie Mae II Pool	3.500%	1/20/52–7/20/52	3,069	2,744
[1]	Ginnie Mae II Pool	4.000%	5/20/52–8/20/52	1,749	1,612
[1]	Ginnie Mae II Pool	4.500%	3/20/53	1,337	1,264
[1]	Ginnie Mae REMICS	2.500%	10/20/49	2,563	2,186
[1]	Ginnie Mae REMICS	2.750%	9/20/44	55	51
[1,2]	UMBS Pool	2.000%	4/1/36–5/1/51	9,385	7,611
[1,2]	UMBS Pool	3.000%	6/1/51–10/1/51	2,760	2,355
[1,2]	UMBS Pool	3.500%	7/1/51–4/1/52	2,650	2,354
[1,2]	UMBS Pool	4.000%	3/1/46–10/1/52	4,339	3,991
[1,2,3]	UMBS Pool	4.500%	1/1/38–12/25/53	13,168	12,448
[1,2]	UMBS Pool	5.000%	8/1/43–1/1/53	16,399	15,843
[1,2]	UMBS Pool	5.500%	1/1/53–9/1/53	2,943	2,909
[1,2,3]	UMBS Pool	6.000%	12/25/53	1,798	1,803
[4,5]	United States Treasury Note/Bond	2.000%	11/15/41	3,462	2,318
	United States Treasury Note/Bond	2.375%	2/15/42	288	205
[5]	United States Treasury Note/Bond	3.625%	5/15/53	4,818	4,114
[5]	United States Treasury Note/Bond	3.875%	2/15/43–5/15/43	6,142	5,477
[5]	United States Treasury Note/Bond	4.000%	12/15/25–11/15/52	4,217	4,076
	United States Treasury Note/Bond	4.125%	8/15/53	4,922	4,604
[5]	United States Treasury Note/Bond	4.250%	10/15/25	2,000	1,982
[5]	United States Treasury Note/Bond	4.375%	8/15/43	4,498	4,300
	United States Treasury Note/Bond	4.625%	9/30/28	893	905
	United States Treasury Note/Bond	4.750%	11/15/53	861	895
[5]	United States Treasury Note/Bond	5.000%	8/31/25	1,620	1,625
Total U.S. Government and Agency Obligations (Cost $99,731)					96,412
Asset-Backed/Commercial Mortgage-Backed Securities (1.1%)
Bermuda (0.0%)
[1,6]	Start II Ltd. Series 2019-1	4.089%	3/15/44	111	97

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cayman Islands (0.0%)
[1,6]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/39	173	150
United States (1.1%)
[1,6]	Aaset Trust Series 2019-1	3.844%	5/15/39	71	54
[1,6]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/46	1,260	1,112
[1,6,7]	BX Trust Series 2021-ARIA, TSFR1M + 1.411%	6.734%	10/15/36	1,290	1,238
[1,6]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	159	139
[1,6]	CF Hippolyta Issuer LLC Series 2020-1	1.690%	7/15/60	365	334
[1,6]	CF Hippolyta Issuer LLC Series 2021-1A	1.530%	3/15/61	1,041	922
[1,6]	CF Hippolyta Issuer LLC Series 2022-1A	5.970%	8/15/62	459	449
[1,6,7]	Connecticut Avenue Securities Trust Series 2021-R01, SOFR30A + 1.550%	6.878%	10/25/41	250	250
[1,6]	Enterprise Fleet Financing LLC Series 2023-3	6.400%	3/20/30	2,160	2,180
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K142	2.400%	3/25/32	1,600	1,324
[1,2,6,7]	Freddie Mac STACR REMICS Trust Series 2020-DNA5, SOFR30A + 2.800%	8.128%	10/25/50	258	261
[1,6]	Home Partners of America Trust Series 2021-2	2.302%	12/17/26	1,169	1,037
[1,6]	Kubota Credit Owner Trust Series 2023-2A	5.280%	1/18/28	1,335	1,331
[1,6]	Navient Private Education Refi Loan Trust Series 2023-A	5.510%	10/15/71	1,611	1,591
[1,6]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	1.910%	10/20/61	2,015	1,746
[1,6]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	2.410%	10/20/61	425	363
[1,6]	Retained Vantage Data Centers Issuer LLC Series 2023-1A	5.000%	9/15/48	3,251	2,986
[1]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	114	105
[1,6]	Stack Infrastructure Issuer LLC Series 2023-2A	5.900%	7/25/48	2,950	2,859
[1,6]	Towd Point Mortgage Trust Series 2018-1	3.000%	1/25/58	52	50
[1,6]	Wheels Fleet Lease Funding LLC Series 2023-1A	5.800%	4/18/38	2,595	2,588
[1,6]	Wheels Fleet Lease Funding LLC Series 2023-2A	6.460%	8/18/38	1,480	1,497
					24,416
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $25,246)					24,663
Corporate Bonds (21.5%)
Australia (0.4%)
[6]	Commonwealth Bank of Australia	5.071%	9/14/28	2,915	2,926
[6]	Glencore Funding LLC	6.375%	10/6/30	4,563	4,705
[6]	Glencore Funding LLC	5.700%	5/8/33	605	603
[6]	Glencore Funding LLC	6.500%	10/6/33	1,327	1,389
					9,623

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Austria (0.1%)
[8]	A1 Towers Holding GmbH	5.250%	7/13/28	2,400	2,711
Belgium (0.4%)
[1,8]	Anheuser-Busch InBev SA/NV	1.650%	3/28/31	635	611
[1,8]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	2,025	2,001
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	137	122
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	837	854
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	1,060	932
[1,8]	Argenta Spaarbank NV	1.000%	10/13/26	3,600	3,649
					8,169
Canada (0.2%)
[9]	Emera Inc.	4.838%	5/2/30	3,000	2,148
	Enbridge Inc.	6.000%	11/15/28	1,225	1,260
	Fortis Inc.	3.055%	10/4/26	853	798
	TransCanada PipeLines Ltd.	4.875%	1/15/26	440	434
					4,640
Denmark (0.5%)
[1,8]	Danfoss Finance II BV	4.125%	12/2/29	2,925	3,219
[8]	Danske Bank A/S	0.500%	8/27/25	1,180	1,249
[6]	Danske Bank A/S	6.466%	1/9/26	3,193	3,201
[6]	Danske Bank A/S	1.621%	9/11/26	1,320	1,217
[6]	Danske Bank A/S	6.259%	9/22/26	200	201
[1,10]	Danske Bank A/S	2.250%	1/14/28	1,440	1,617
					10,704
France (2.0%)
[1,8]	Banque Federative du Credit Mutuel SA	4.375%	5/2/30	3,100	3,407
[8]	Banque Federative du Credit Mutuel SA	3.875%	6/16/32	3,400	3,568
[1,8]	BNP Paribas SA	0.125%	9/4/26	600	594
[6]	BNP Paribas SA	5.335%	6/12/29	3,132	3,099
[1,8]	BNP Paribas SA	4.250%	4/13/31	2,900	3,179
[1,8]	BNP Paribas SA	1.125%	1/15/32	800	772
[1,10]	BNP Paribas SA	5.750%	6/13/32	1,100	1,394
[3,6]	BNP Paribas SA	5.894%	12/5/34	1,635	1,641
[1,8]	BPCE SA	0.500%	9/15/27	3,700	3,654
[6]	BPCE SA	3.250%	1/11/28	525	478
[6]	BPCE SA	6.714%	10/19/29	2,005	2,044
[6]	BPCE SA	2.277%	1/20/32	1,100	841
[1,8]	BPCE SA	1.750%	2/2/34	2,200	2,022
[1,8]	Carmila SA	5.500%	10/9/28	1,600	1,751
[6]	Credit Agricole SA	6.316%	10/3/29	1,021	1,041
[1,8]	Credit Agricole SA	3.875%	11/28/34	1,000	1,086
[6]	Danone SA	2.947%	11/2/26	555	523
[1,8]	Engie SA	0.375%	6/11/27	2,300	2,240
[1,8]	Engie SA	4.000%	1/11/35	3,800	4,099
[1,8]	Engie SA	2.000%	9/28/37	1,300	1,097
[1,8]	Orange SA	1.000%	5/12/25	1,300	1,361
[1,10]	Societe Generale SA	1.250%	12/7/27	2,300	2,437
[1,8]	Societe Generale SA	4.250%	12/6/30	2,900	3,109
					45,437
Germany (0.6%)
[6]	Bayer US Finance LLC	3.375%	10/8/24	770	752
[6]	Bayer US Finance LLC	6.125%	11/21/26	650	652
[6]	Bayer US Finance LLC	6.250%	1/21/29	730	733
[6]	Bayer US Finance II LLC	4.250%	12/15/25	1,000	964

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Daimler Truck Finance North America LLC	5.150%	1/16/26	580	576
[6]	Daimler Truck Finance North America LLC	5.125%	1/19/28	185	183
	Deutsche Bank AG	6.119%	7/14/26	3,528	3,506
	Deutsche Bank AG	6.819%	11/20/29	1,530	1,558
[1,10]	E.ON International Finance BV	6.250%	6/3/30	675	884
[1,10]	E.ON International Finance BV	6.375%	6/7/32	1,645	2,179
[8]	Wintershall Dea Finance BV	1.823%	9/25/31	1,900	1,723
					13,710
Ireland (0.0%)
[6]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	707	644
Italy (0.5%)
[8]	Autostrade per l'Italia SpA	2.000%	12/4/28	6,455	6,237
[8]	Autostrade per l'Italia SpA	2.000%	1/15/30	1,500	1,396
[1,8]	Banco BPM SpA	0.750%	3/15/27	2,950	2,926
					10,559
Japan (0.2%)
[6]	NTT Finance Corp.	1.162%	4/3/26	1,180	1,075
[1,11]	Toyota Motor Finance Netherlands BV	2.130%	6/15/27	3,255	3,773
					4,848
Luxembourg (0.1%)
[6]	JAB Holdings BV	3.750%	5/28/51	805	512
[6]	JAB Holdings BV	4.500%	4/8/52	875	638
					1,150
Mexico (0.0%)
	America Movil SAB de CV	3.625%	4/22/29	275	253
	America Movil SAB de CV	6.375%	3/1/35	385	409
					662
Netherlands (0.3%)
[1,10]	Cooperatieve Rabobank UA	4.625%	5/23/29	950	1,113
[8]	ING Groep NV	0.250%	2/18/29	1,100	1,016
[8]	ING Groep NV	0.250%	2/1/30	1,600	1,426
[1,8]	Koninklijke KPN NV	0.875%	11/15/33	1,100	912
	Shell International Finance BV	4.000%	5/10/46	330	269
	Shell International Finance BV	3.000%	11/26/51	1,338	889
					5,625
Norway (0.3%)
[1,8]	Aker BP ASA	1.125%	5/12/29	1,990	1,872
[6]	Aker BP ASA	3.750%	1/15/30	3,901	3,467
[6]	Aker BP ASA	4.000%	1/15/31	2,335	2,068
					7,407
Portugal (0.2%)
[1,8]	EDP Finance BV	1.875%	9/21/29	5,000	4,911
South Africa (0.1%)
[1,8]	Anglo American Capital plc	4.750%	9/21/32	2,750	3,067
Spain (0.5%)
[1,8]	Banco de Sabadell SA	3.500%	8/28/26	3,900	4,247
[1,8]	CaixaBank SA	4.250%	9/6/30	2,400	2,641
[1,8]	CaixaBank SA	5.375%	11/14/30	2,700	3,081
[1,8]	Iberdrola Finanzas SA	1.250%	10/28/26	1,300	1,337
	Telefonica Emisiones SA	4.665%	3/6/38	1,055	916
					12,222

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sweden (0.1%)
[1,8]	Assa Abloy AB	4.125%	9/13/35	2,600	2,952
Switzerland (0.9%)
[6]	Alcon Finance Corp.	3.000%	9/23/29	5,946	5,204
[6]	Alcon Finance Corp.	5.750%	12/6/52	200	200
	Credit Suisse AG	7.500%	2/15/28	4,023	4,301
[8]	Sika Capital BV	1.500%	4/29/31	2,525	2,380
	UBS AG	5.650%	9/11/28	4,613	4,663
[1,8]	UBS Group AG	1.250%	7/17/25	675	719
[6]	UBS Group AG	6.301%	9/22/34	1,720	1,735
					19,202
United Arab Emirates (0.3%)
[6]	DAE Funding LLC	1.550%	8/1/24	1,915	1,854
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	4,264	3,610
					5,464
United Kingdom (1.6%)
[6]	Ashtead Capital Inc.	2.450%	8/12/31	2,607	2,034
[6]	Ashtead Capital Inc.	5.500%	8/11/32	600	572
[6]	Ashtead Capital Inc.	5.550%	5/30/33	385	366
[6]	Ashtead Capital Inc.	5.950%	10/15/33	630	611
	AstraZeneca plc	4.000%	1/17/29	831	802
[1,8]	Barclays plc	5.262%	1/29/34	680	761
	BAT Capital Corp.	6.343%	8/2/30	1,316	1,350
[1,9]	BP Capital Markets plc	3.470%	5/15/25	1,350	972
[8]	BUPA Finance plc	5.000%	10/12/30	1,925	2,158
[10]	Grainger plc	3.000%	7/3/30	2,810	2,884
[10]	Hammerson plc	7.250%	4/21/28	2,150	2,701
[1,10]	Heathrow Funding Ltd.	2.750%	10/13/29	1,805	1,962
[10]	HSBC Holdings plc	6.800%	9/14/31	1,930	2,525
[1,10]	Land Securities Capital Markets plc	4.875%	9/15/32	1,100	1,359
[1,8]	Mobico Group plc	4.875%	9/26/31	1,050	1,105
[1,10]	National Grid Electricity Transmission plc	2.000%	9/16/38	1,145	909
[1,10]	National Grid Electricity Transmission plc	2.000%	4/17/40	890	678
[1,8]	National Grid plc	0.163%	1/20/28	1,700	1,598
[1,8]	National Grid plc	3.875%	1/16/29	2,125	2,316
[10]	NewRiver REIT plc	3.500%	3/7/28	2,525	2,801
	Santander UK Group Holdings plc	1.089%	3/15/25	1,534	1,508
[1,10]	Scottish Hydro Electric Transmission plc	2.250%	9/27/35	1,220	1,117
[1,8]	SSE plc	1.750%	4/16/30	1,560	1,508
[6]	Standard Chartered plc	0.991%	1/12/25	815	809
					35,406
United States (12.2%)
	AbbVie Inc.	4.050%	11/21/39	1,428	1,227
	Aircastle Ltd.	4.250%	6/15/26	1,958	1,859
[1]	Alabama Power Co.	4.300%	7/15/48	281	225
	American Electric Power Co. Inc.	3.200%	11/13/27	1,046	968
	American Express Co.	6.489%	10/30/31	72	76
	American Express Co.	5.043%	5/1/34	7,253	6,992
	American International Group Inc.	3.400%	6/30/30	2,628	2,335
	American International Group Inc.	4.750%	4/1/48	50	43
	American International Group Inc.	4.375%	6/30/50	628	506
[6]	American Transmission Systems Inc.	2.650%	1/15/32	1,178	956
	Arizona Public Service Co.	4.350%	11/15/45	1,200	940
	Arizona Public Service Co.	3.750%	5/15/46	110	78

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona Public Service Co.	4.250%	3/1/49	286	215
	Arizona Public Service Co.	3.350%	5/15/50	235	155
	AT&T Inc.	3.500%	6/1/41	1,052	782
	AT&T Inc.	4.750%	5/15/46	3,960	3,351
[6]	Athene Global Funding	1.450%	1/8/26	2,913	2,646
[6]	Athene Global Funding	2.500%	3/24/28	2,813	2,430
[1,8]	Bank of America Corp.	1.102%	5/24/32	1,865	1,637
	Bank of America Corp.	2.482%	9/21/36	3,947	2,982
	Bank of America Corp.	3.311%	4/22/42	1,211	893
[8]	Becton Dickinson Euro Finance Sarl	0.334%	8/13/28	1,905	1,773
[8]	Booking Holdings Inc.	4.500%	11/15/31	285	325
[8]	Booking Holdings Inc.	4.125%	5/12/33	1,210	1,336
[6]	Boston Gas Co.	3.001%	8/1/29	143	125
	BP Capital Markets America Inc.	4.812%	2/13/33	615	597
	BP Capital Markets America Inc.	2.939%	6/4/51	2,125	1,375
	Brixmor Operating Partnership LP	2.500%	8/16/31	886	700
[6]	Broadcom Inc.	3.469%	4/15/34	6,765	5,626
[6]	Brooklyn Union Gas Co.	4.273%	3/15/48	1,063	767
	Capital One Financial Corp.	7.149%	10/29/27	6,284	6,396
[6,8]	Carrier Global Corp.	4.500%	11/29/32	1,855	2,060
[6]	Carrier Global Corp.	5.900%	3/15/34	265	273
[6]	Carrier Global Corp.	6.200%	3/15/54	180	190
	Celanese US Holdings LLC	6.350%	11/15/28	1,464	1,496
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	2,364	2,377
	Charter Communications Operating LLC	2.250%	1/15/29	215	181
	Charter Communications Operating LLC	5.050%	3/30/29	655	631
	Charter Communications Operating LLC	6.384%	10/23/35	391	383
	Charter Communications Operating LLC	3.700%	4/1/51	672	416
	Cheniere Energy Partners LP	4.500%	10/1/29	3,159	2,946
	Cheniere Energy Partners LP	4.000%	3/1/31	3,915	3,448
	Cigna Group	4.375%	10/15/28	462	446
	Cigna Group	2.400%	3/15/30	341	289
	Cleco Corporate Holdings LLC	3.375%	9/15/29	358	305
[6]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/30	479	481
[6]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/43	860	871
[8]	Comcast Corp.	0.000%	9/14/26	3,225	3,191
	Comcast Corp.	3.250%	11/1/39	726	552
	Comcast Corp.	4.000%	3/1/48	44	35
	Comcast Corp.	3.999%	11/1/49	132	103
	Comcast Corp.	2.887%	11/1/51	1,560	984
	Comcast Corp.	4.049%	11/1/52	11	9
	Comcast Corp.	2.937%	11/1/56	209	128
	Comcast Corp.	2.650%	8/15/62	25	14
	Comcast Corp.	2.987%	11/1/63	21	12
	Commonwealth Edison Co.	3.650%	6/15/46	39	29
	Commonwealth Edison Co.	4.000%	3/1/48	270	212
[1]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	83	87
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	1,090	714
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	319	267
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	165	131
[6]	Corebridge Financial Inc.	6.050%	9/15/33	33	33

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Corebridge Financial Inc.	4.350%	4/5/42	2,410	1,935
[6]	Corebridge Global Funding	5.900%	9/19/28	352	356
[6]	Cox Communications Inc.	3.500%	8/15/27	2,934	2,748
[6]	Cox Communications Inc.	4.800%	2/1/35	100	90
	CubeSmart LP	2.250%	12/15/28	1,096	938
	CVS Health Corp.	2.875%	6/1/26	1,602	1,514
	CVS Health Corp.	4.300%	3/25/28	124	120
	CVS Health Corp.	4.125%	4/1/40	259	210
	CVS Health Corp.	5.050%	3/25/48	138	121
	Dignity Health	3.812%	11/1/24	594	582
	Discover Financial Services	4.100%	2/9/27	3,627	3,374
	Discovery Communications LLC	4.125%	5/15/29	205	189
	Discovery Communications LLC	3.625%	5/15/30	1,096	968
	Discovery Communications LLC	4.000%	9/15/55	1,290	852
[1]	Dominion Energy Inc.	3.375%	4/1/30	285	254
	Dominion Energy Inc.	5.375%	11/15/32	3,141	3,103
[1]	Dominion Energy Inc.	4.900%	8/1/41	807	700
[1]	Dominion Energy Inc.	4.850%	8/15/52	431	362
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	172	188
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	124	123
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	300	286
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	230	197
	Duke Energy Corp.	2.550%	6/15/31	991	810
[1]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	727	583
	Eaton Corp.	4.150%	3/15/33	749	699
	Eaton Corp.	4.700%	8/23/52	160	145
	Energy Transfer LP	6.000%	6/15/48	2,761	2,638
[6]	Equitable Financial Life Global Funding	1.400%	7/7/25	165	154
[6]	Equitable Financial Life Global Funding	1.300%	7/12/26	1,123	999
[6]	Equitable Financial Life Global Funding	1.400%	8/27/27	908	775
[6]	ERAC USA Finance LLC	3.300%	12/1/26	330	311
[6]	ERAC USA Finance LLC	4.900%	5/1/33	2,166	2,073
[6]	ERAC USA Finance LLC	4.500%	2/15/45	501	423
[6]	ERAC USA Finance LLC	5.400%	5/1/53	811	779
	Evergy Kansas Central Inc.	3.250%	9/1/49	259	170
[1]	Evergy Metro Inc.	2.250%	6/1/30	270	223
	Eversource Energy	5.450%	3/1/28	936	938
	Eversource Energy	5.125%	5/15/33	1,382	1,335
	Extra Space Storage LP	5.500%	7/1/30	2,140	2,109
[3]	Extra Space Storage LP	5.900%	1/15/31	620	622
	Exxon Mobil Corp.	2.610%	10/15/30	209	182
	Florida Power & Light Co.	5.050%	4/1/28	270	271
[8]	General Mills Inc.	3.907%	4/13/29	1,470	1,609
[6]	Genting New York LLC	3.300%	2/15/26	1,668	1,516
	Georgia Power Co.	4.300%	3/15/42	4,635	3,858
	Georgia Power Co.	5.125%	5/15/52	478	439
	Gilead Sciences Inc.	5.550%	10/15/53	484	489
	GLP Capital LP	6.750%	12/1/33	3,418	3,451
	Goldman Sachs Group Inc.	1.431%	3/9/27	3,975	3,605
[6]	Gray Oak Pipeline LLC	2.600%	10/15/25	480	450
[6]	Gray Oak Pipeline LLC	3.450%	10/15/27	77	70
	Healthpeak OP LLC	3.500%	7/15/29	369	331
	HEICO Corp.	5.250%	8/1/28	3,227	3,222
	HEICO Corp.	5.350%	8/1/33	4,115	4,027
	Home Depot Inc.	3.300%	4/15/40	2,411	1,879
[8]	Honeywell International Inc.	3.750%	5/17/32	975	1,055
[8]	Honeywell International Inc.	4.125%	11/2/34	2,070	2,274

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Humana Inc.	5.950%	3/15/34	345	355
[6]	Hyundai Capital America	6.250%	11/3/25	6,046	6,088
	Intercontinental Exchange Inc.	4.350%	6/15/29	2,949	2,844
	Intercontinental Exchange Inc.	4.950%	6/15/52	391	362
	International Business Machines Corp.	3.300%	5/15/26	550	528
[6]	ITC Holdings Corp.	4.950%	9/22/27	584	577
[1]	John Deere Capital Corp.	5.150%	9/8/33	5,075	5,120
	Jones Lang LaSalle Inc.	6.875%	12/1/28	2,845	2,916
	JPMorgan Chase & Co.	2.947%	2/24/28	4,129	3,825
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	1,074	851
[1]	Kaiser Foundation Hospitals	2.810%	6/1/41	1,200	833
	Kaiser Foundation Hospitals	4.875%	4/1/42	650	594
	Kenvue Inc.	5.050%	3/22/53	1,741	1,665
[6]	KeySpan Gas East Corp.	2.742%	8/15/26	440	406
	LKQ Corp.	5.750%	6/15/28	578	574
	LXP Industrial Trust	6.750%	11/15/28	3,555	3,619
	M&T Bank Corp.	7.413%	10/30/29	4,515	4,703
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	1,066	1,002
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	1,010	983
[6]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	606	409
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	120
	Merck & Co. Inc.	5.000%	5/17/53	1,342	1,290
	MetLife Inc.	5.375%	7/15/33	3,243	3,231
[6]	Metropolitan Edison Co.	5.200%	4/1/28	88	87
[6]	Microsoft Corp.	4.500%	6/15/47	1,164	1,084
	Microsoft Corp.	2.921%	3/17/52	1,239	856
	MidAmerican Energy Co.	4.250%	5/1/46	12	10
[8]	Mondelez International Inc.	0.250%	3/17/28	465	441
[1]	Morgan Stanley	3.125%	7/27/26	2,037	1,926
[1]	Morgan Stanley	3.772%	1/24/29	628	586
[8]	Morgan Stanley	0.497%	2/7/31	1,495	1,306
[1]	Morgan Stanley	2.511%	10/20/32	5,120	4,064
	Morgan Stanley	5.948%	1/19/38	1,578	1,531
	Nasdaq Inc.	5.950%	8/15/53	215	217
	Nasdaq Inc.	6.100%	6/28/63	198	201
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	804	805
	NiSource Inc.	5.250%	3/30/28	534	534
[6]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	252	188
[6]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	40	27
	Occidental Petroleum Corp.	6.125%	1/1/31	313	316
	Occidental Petroleum Corp.	7.875%	9/15/31	2,189	2,421
	Occidental Petroleum Corp.	6.200%	3/15/40	3,097	3,047
[6]	Oglethorpe Power Corp.	6.191%	1/1/31	210	213
	Oglethorpe Power Corp.	5.050%	10/1/48	177	151
	Oracle Corp.	3.650%	3/25/41	1,345	1,018
	Oracle Corp.	4.500%	7/8/44	981	819
	Oracle Corp.	3.950%	3/25/51	1,129	835
	Pacific Gas & Electric Co.	4.550%	7/1/30	1,976	1,817
	Pacific Gas & Electric Co.	4.500%	7/1/40	4,767	3,780
	Pacific Gas & Electric Co.	6.700%	4/1/53	1,792	1,810
[6]	Pennsylvania Electric Co.	5.150%	3/30/26	65	64
[6]	Pennsylvania Electric Co.	3.250%	3/15/28	1,766	1,610
[6]	Pennsylvania Electric Co.	3.600%	6/1/29	229	208
[6]	Penske Truck Leasing Co. LP	3.950%	3/10/25	1,251	1,220

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Penske Truck Leasing Co. LP	4.000%	7/15/25	180	175
[6]	Penske Truck Leasing Co. LP	5.875%	11/15/27	4,026	4,023
[6]	Penske Truck Leasing Co. LP	6.050%	8/1/28	1,622	1,637
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	2,524	2,425
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	732	637
	Progressive Corp.	3.950%	3/26/50	1,336	1,043
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	2,488	2,435
[1]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	225	166
[1]	Prudential Financial Inc.	3.700%	3/13/51	1,663	1,221
	Realty Income Corp.	2.200%	6/15/28	314	274
[8]	Realty Income Corp.	4.875%	7/6/30	5,610	6,230
	Realty Income Corp.	2.850%	12/15/32	132	107
	Realty Income Corp.	4.900%	7/15/33	1,577	1,499
[3,10]	Realty Income Corp.	6.000%	12/5/39	1,590	1,989
	RTX Corp.	4.450%	11/16/38	725	631
[1]	San Diego Gas & Electric Co.	4.100%	6/15/49	287	220
[6]	SBA Tower Trust	1.884%	1/15/26	245	225
[6]	SBA Tower Trust	1.631%	11/15/26	2,265	1,991
[1]	SCE Recovery Funding LLC	0.861%	11/15/31	308	258
[1]	SCE Recovery Funding LLC	1.942%	5/15/38	165	113
[1]	SCE Recovery Funding LLC	2.510%	11/15/43	95	60
	Sierra Pacific Power Co.	2.600%	5/1/26	149	140
[1]	Southern California Edison Co.	3.700%	8/1/25	30	29
[1]	Southern California Edison Co.	2.950%	2/1/51	870	538
	Southern California Edison Co.	5.875%	12/1/53	894	888
	Southern Co.	4.400%	7/1/46	7	6
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	710	719
[1]	SSM Health Care Corp.	3.823%	6/1/27	320	306
[1]	Sutter Health	2.294%	8/15/30	360	296
	Tapestry Inc.	7.850%	11/27/33	1,645	1,671
	Targa Resources Corp.	6.150%	3/1/29	1,040	1,063
[6]	Texas Electric Market Stabilization Funding N LLC	4.265%	8/1/34	1,510	1,425
	T-Mobile USA Inc.	2.050%	2/15/28	2,175	1,913
	T-Mobile USA Inc.	2.700%	3/15/32	2,378	1,948
	T-Mobile USA Inc.	5.750%	1/15/54	844	834
	T-Mobile USA Inc.	6.000%	6/15/54	168	172
	Toledo Hospital	5.750%	11/15/38	205	197
[6]	UL Solutions Inc.	6.500%	10/20/28	732	751
[1]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	38	35
	UnitedHealth Group Inc.	3.850%	6/15/28	903	867
	UnitedHealth Group Inc.	2.000%	5/15/30	264	221
	UnitedHealth Group Inc.	4.625%	7/15/35	83	80
	UnitedHealth Group Inc.	4.200%	1/15/47	72	60
	UnitedHealth Group Inc.	4.750%	5/15/52	99	89
	UnitedHealth Group Inc.	5.050%	4/15/53	1,809	1,715
[6]	VICI Properties LP	4.250%	12/1/26	6,101	5,764
[6]	VICI Properties LP	4.125%	8/15/30	2,051	1,790
[1,9]	Walt Disney Co.	3.057%	3/30/27	2,350	1,636
	Warnermedia Holdings Inc.	4.054%	3/15/29	1,157	1,069
[1,9]	Wells Fargo & Co.	2.975%	5/19/26	625	437
	Wells Fargo & Co.	6.303%	10/23/29	2,147	2,213
[1]	Wells Fargo & Co.	2.879%	10/30/30	479	412
[1]	Wells Fargo & Co.	4.611%	4/25/53	2,063	1,728

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Welltower OP LLC	4.125%	3/15/29	3,840	3,605
					275,397
Total Corporate Bonds (Cost $498,127)					484,510
Sovereign Bonds (4.1%)
Australia (0.3%)
[1,12]	Commonwealth of Australia	2.750%	11/21/27	135	85
[1,12]	Commonwealth of Australia	2.250%	5/21/28	1,195	730
[1,12]	Commonwealth of Australia	2.250%	5/21/28	2,841	1,740
[1,12]	Commonwealth of Australia	1.000%	11/21/31	3,200	1,635
[1,12]	Commonwealth of Australia	4.500%	4/21/33	5,010	3,319
					7,509
Bermuda (0.0%)
[1,6]	Bermuda	2.375%	8/20/30	200	164
[1,6]	Bermuda	3.375%	8/20/50	200	124
					288
Bulgaria (0.3%)
[1,8]	Republic of Bulgaria	4.500%	1/27/33	6,210	6,774
[6,8]	Republic of Bulgaria	4.500%	1/27/33	245	267
					7,041
Canada (0.4%)
[9]	Canadian Government Bond	0.750%	10/1/24	1,395	996
[9]	Canadian Government Bond	2.750%	9/1/27	1,700	1,208
[9]	Canadian Government Bond	1.500%	6/1/31	350	222
[9]	Canadian Government Bond	2.000%	12/1/51	250	138
[9]	Canadian Government Bond	1.750%	12/1/53	1,707	874
[9]	City of Montreal	3.150%	12/1/36	750	475
[9]	City of Montreal	3.500%	12/1/38	410	263
[9]	City of Montreal	2.400%	12/1/41	1,000	534
[9]	City of Toronto	3.200%	8/1/48	1,000	580
[9]	Municipal Finance Authority of British Columbia	4.950%	12/1/27	2,200	1,677
[9]	Province of Ontario	2.900%	6/2/28	1,910	1,350
[1,11]	Province of Ontario	0.250%	6/28/29	985	1,058
[9]	Regional Municipality of York	2.150%	6/22/31	800	510
					9,885
Chile (0.0%)
[1]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	650	604
Germany (0.2%)
[8]	Federal Republic of Germany	3.250%	7/4/42	3,860	4,518
Japan (0.7%)
[1,13]	Japan	0.000%	5/10/24	1,871,850	12,634
[1,13]	Japan	1.100%	6/20/43	305,350	1,936
[1,13]	Japan	0.700%	6/20/51	117,800	624
[1,13]	Japan	0.700%	9/20/51	59,400	314
[1,13]	Japan	1.200%	6/20/53	72,900	435
					15,943
Norway (0.1%)
	Equinor ASA	3.000%	4/6/27	1,701	1,603
Qatar (0.0%)
[1,6]	State of Qatar	5.103%	4/23/48	255	236
[1,6]	State of Qatar	4.400%	4/16/50	780	656
					892

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Saudi Arabia (0.1%)
[1,6]	Kingdom of Saudi Arabia	5.000%	1/18/53	765	655
[1,6]	Saudi Arabian Oil Co.	2.875%	4/16/24	500	494
[1,6]	Saudi Arabian Oil Co.	3.500%	4/16/29	680	626
					1,775
Singapore (0.0%)
[1,6]	Temasek Financial I Ltd.	3.625%	8/1/28	510	489
Spain (0.1%)
[6,8]	Kingdom of Spain	0.600%	10/31/29	1,050	991
Supranational (1.8%)
[1,8,14]	European Financial Stability Facility	0.875%	7/26/27	11,060	11,214
[1,8,14]	European Financial Stability Facility	2.375%	4/11/28	6,050	6,445
[1,8,14]	European Financial Stability Facility	2.875%	2/16/33	4,495	4,815
[1,8]	European Investment Bank	2.875%	1/12/33	2,215	2,374
[1,8]	European Investment Bank	3.000%	10/14/33	2,140	2,310
[8]	European Stability Mechanism	0.000%	12/15/26	1,425	1,421
[1,8]	European Union	0.000%	7/4/31	4,160	3,615
[1,8]	European Union	1.000%	7/6/32	3,300	3,041
[1,8]	European Union	0.000%	7/4/35	1,740	1,311
[1,8]	European Union	0.200%	6/4/36	5,385	4,030
					40,576
United Kingdom (0.1%)
[10]	United Kingdom	0.625%	10/22/50	2,615	1,287
Total Sovereign Bonds (Cost $97,919)					93,401
Taxable Municipal Bonds (0.6%)
United States (0.6%)
	Broward County FL Airport System Revenue	3.477%	10/1/43	110	86
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	350	382
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	90	68
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	55	44
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	355	306
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	918	990
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	35	28
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	65	47
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	130	117
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	320	222
	Illinois GO	5.100%	6/1/33	5,925	5,699
[15]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	475	313
[16]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.371%	5/1/26	325	325
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	175	140

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	15	15
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	170	179
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	805	859
[17]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	635	663
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	2,060	2,107
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	225	190
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.102%	4/1/35	980	979
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.169%	4/1/41	745	733
Total Taxable Municipal Bonds (Cost $16,222)					14,492

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.5%)
Money Market Fund (2.5%)
[18]	Vanguard Market Liquidity Fund (Cost $57,514)	5.438%	575,373	57,532
Total Investments (99.0%) (Cost $1,984,524)				2,235,956
Other Assets and Liabilities—Net (1.0%)				21,561
Net Assets (100%)				2,257,517
Cost is in $000.
*	Non-income-producing security.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2023.
4	Securities with a value of $659,000 have been segregated as initial margin for open futures contracts.
5	Securities with a value of $8,054,000 have been segregated as collateral for open forward currency contracts.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2023, the aggregate value was $138,268,000, representing 6.1% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Face amount denominated in Canadian dollars.
10	Face amount denominated in British pounds.
11	Face amount denominated in Swiss francs.
12	Face amount denominated in Australian dollars.
13	Face amount denominated in Japanese yen.
14	Guaranteed by the Government of Luxembourg.
15	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
16	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
17	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

ADR—American Depositary Receipt.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2024	22	2,351	(5)
Euro-Buxl	December 2023	35	4,956	(5)
Euro-OAT	December 2023	23	3,182	75
Euro-Schatz	December 2023	220	25,237	7
				72

Short Futures Contracts
10-Year U.S. Treasury Note	March 2024	(177)	(19,434)	55
AUD 10-Year Treasury Bond	December 2023	(17)	(1,265)	22
Euro-Bobl	December 2023	(59)	(7,546)	(51)
Euro-Bund	December 2023	(161)	(23,184)	(412)
Long Gilt	March 2024	(16)	(1,953)	7
Ultra 10-Year U.S. Treasury Note	March 2024	(25)	(2,838)	(14)
				(393)
				(321)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Goldman Sachs International	1/9/24	CAD	3,020	USD	2,227	—	—
JPMorgan Chase Bank, N.A.	1/9/24	EUR	13,046	USD	14,263	—	(38)
Goldman Sachs International	1/9/24	EUR	612	USD	673	—	(5)
JPMorgan Chase Bank, N.A.	1/9/24	GBP	2	USD	3	—	—
Goldman Sachs International	1/9/24	USD	7,603	AUD	11,517	—	(16)
JPMorgan Chase Bank, N.A.	1/9/24	USD	15,327	CAD	20,886	—	(74)
JPMorgan Chase Bank, N.A.	1/9/24	AUD	900	CAD	811	—	(3)
Goldman Sachs International	1/9/24	USD	649	CAD	880	1	—
JPMorgan Chase Bank, N.A.	1/9/24	USD	4,850	CHF	4,254	—	(29)
Goldman Sachs International	1/9/24	USD	186,979	EUR	170,509	1,061	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	1/9/24	USD	3,358	EUR	3,077	3	—
JPMorgan Chase Bank, N.A.	1/9/24	GBP	2,921	EUR	3,360	25	—
JPMorgan Chase Bank, N.A.	1/9/24	USD	25,573	GBP	20,270	—	(26)
Goldman Sachs International	1/9/24	USD	4,658	GBP	3,686	3	—
Bank of America, N.A.	1/9/24	USD	4,505	GBP	3,595	—	(35)
Bank of America, N.A.	1/9/24	USD	11,967	JPY	1,768,473	—	(34)
Goldman Sachs International	1/9/24	AUD	3,758	JPY	366,900	—	(4)
Goldman Sachs International	1/9/24	GBP	1,169	JPY	218,376	—	(6)
Goldman Sachs International	1/9/24	USD	3	SEK	30	—	—
						1,093	(270)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
SEK—Swedish krona.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open credit default swap contracts at November 30, 2023.

G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	865,220	3,478	—	868,698
Common Stocks—Other	56,456	539,792	—	596,248
U.S. Government and Agency Obligations	—	96,412	—	96,412
Asset-Backed/Commercial Mortgage-Backed Securities	—	24,663	—	24,663
Corporate Bonds	—	484,510	—	484,510
Sovereign Bonds	—	93,401	—	93,401
Taxable Municipal Bonds	—	14,492	—	14,492
Temporary Cash Investments	57,532	—	—	57,532
Total	979,208	1,256,748	—	2,235,956

Derivative Financial Instruments
Assets
Futures Contracts[1]	166	—	—	166
Forward Currency Contracts	—	1,093	—	1,093
Total	166	1,093	—	1,259
Liabilities
Futures Contracts[1]	487	—	—	487
Forward Currency Contracts	—	270	—	270
Total	487	270	—	757
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.